Capital structure and financing, Share Capital (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($) Vote	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 USD ($) $ / shares		Nov. 03, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Jun. 30, 2022 € / shares	Jun. 30, 2021 € / shares
Ordinary Share Capital [Abstract]
Total share capital	$ 0	$ 0	$ 0	[1]
Par value (in dollars per share) | $ / shares					$ 0.0001
Number of vote entitled to each ordinary share | Vote	1
Dividend paid	$ 0	0
Contributed Equity [Member]
Ordinary Share Capital [Abstract]
Ordinary shares - $USD0.0001 par value (2023: EUR1.00)	0	0
Ordinary shares - share premium	0	0
Ordinary shares - restricted	0	0
Total share capital	$ 0	$ 0
Par value (in dollars per share) | (per share)			$ 0.0001			$ 0.0001	€ 1	€ 1	€ 1

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars